11. Share-based payments (Details)	12 Months Ended
	Dec. 31, 2017 shares R$ / shares	Dec. 31, 2016 shares Segment R$ / shares	Dec. 31, 2015 shares R$ / shares	Dec. 31, 2014 shares R$ / shares	Dec. 31, 2013 shares R$ / shares	Dec. 31, 2012 shares R$ / shares	Dec. 31, 2011 shares R$ / shares	Dec. 31, 2010 shares R$ / shares	Dec. 31, 2009 shares R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted | shares	17,495,238
Number of options outstanding as of 12/31/2017 | shares	9,040,293
Exercise price of the option (In Reais) | R$ / shares	R$ 8.63
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Board meeting	Aug. 08, 2017	Sep. 30, 2016	Aug. 11, 2015	Aug. 12, 2014	May 13, 2013	Oct. 19, 2012	Dec. 20, 2010	Feb. 02, 2010	Feb. 04, 2009
Total options granted	947,767	5,742,732	1,930,844	653,130	802,296	778,912	2,722,444	2,774,640	1,142,473
Number of options outstanding as of 12/31/2017 | shares	771,814	4,237,873	1,323,567	392,042	437,315	392,895	538,915	796,872	149,000
Exercise price of the option (In Reais) | R$ / shares	R$ 8.44	R$ 2.62	R$ 9.35	R$ 11.31	R$ 12.76	R$ 12.81	R$ 27.83	R$ 20.65	R$ 10.52
The fair value of the option at grant date (In Reais) | R$ / shares	R$ 7.91	R$ 1.24	R$ 3.37	R$ 7.98	R$ 6.54	R$ 5.32	R$ 16.07	R$ 16.81	R$ 8.53
Estimate volatility of share price	80.62%	98.20%	55.57%	52.66%	46.91%	52.25%	44.55%	77.95%	76.91%
Expected dividend yield	1.17%	6.59%	5.06%	3.27%	2.00%	2.26%	0.47%	2.73%	0.00%
Risk-free return rate	11.25%	14.25%	13.25%	11.00%	7.50%	9.00%	10.25%	8.65%	12.66%